Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 6.     COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on May 29, 2018, the holders of the insider shares, as well as the holders of the Private Units (and any shares of common stock issuable upon exercise of the Private Warrants) and any shares the initial stockholders, officers, directors or their affiliates may be issued in payment of the Working Capital Loans, are entitled to registration rights. The holders of the majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the insider shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Units or units issued in payment of Working Capital Loans made to the Company can elect to exercise these registration rights at any time commencing on the date that the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriter is entitled to a deferred fee of two and one-half percent (2.5%) of the gross proceeds of the Initial Public Offering, or $5,031,250. The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.

Warrant Solicitation Fee

The Company has agreed to pay the underwriter a warrant solicitation fee of five percent (5%) of the exercise price of each Public Warrant exercised during the period commencing thirty days after the consummation of the Business Combination, including warrants acquired by security holders in the open market, but excluding warrants exercised during the 30 day period following notice of a proposed redemption. The warrant solicitation fee will be payable in cash. There is no limitation on the maximum warrant solicitation fee payable to the underwriter, except to the extent it is limited by the number of Public Warrants outstanding.

NOTE 7.     COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on May 29, 2018, the holders of the insider shares, as well as the holders of the Private Units (and any shares of common stock issuable upon exercise of the Private Warrants) and any shares the initial stockholders, officers, directors or their affiliates may be issued in payment of the Working Capital Loans, are entitled to registration rights. The holders of the majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the insider shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Units or units issued in payment of Working Capital Loans made to the Company can elect to exercise these registration rights at any time commencing on the date that the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriter is entitled to a deferred fee of two and one-half percent (2.5%) of the gross proceeds of the Initial Public Offering, or $5,031,250. The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.

Warrant Solicitation Fee

The Company has agreed to pay the underwriter a warrant solicitation fee of five percent (5%) of the exercise price of each Public Warrant exercised during the period commencing thirty days after the consummation of the Business Combination, including warrants acquired by security holders in the open market, but excluding warrants exercised during the 30 day period following notice of a proposed redemption. The warrant solicitation fee will be payable in cash. There is no limitation on the maximum warrant solicitation fee payable to the underwriter, except to the extent it is limited by the number of Public Warrants outstanding.